Cover	Mar. 31, 2026
Cover [Abstract]
Entity Registrant Name	INUVO, INC.
Entity Central Index Key	0000829323
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 31, 2026
Entity File Number	001-32442
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0450450
Entity Address Address Line 1	500 President Clinton Ave.,
Entity Address Address Line 2	Ste. 300
Entity Address City Or Town	Little Rock
Entity Address State Or Province	AR
Entity Address Postal Zip Code	72201
City Area Code	501
Local Phone Number	205-8508
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	INUV
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false